T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 100.8%
CONSUMER DISCRETIONARY 5.1%
Diversified Consumer Services 1.6%
Service International	26,070	2,170
		2,170
Hotels, Restaurants & Leisure 3.5%
McDonald's (1)	4,800	1,458
Starbucks (1)	11,914	1,008
Yum! Brands (1)	14,868	2,260
		4,726
Total Consumer Discretionary		6,896
CONSUMER STAPLES 10.7%
Beverages 2.0%
PepsiCo	19,144	2,689
		2,689
Consumer Staples Distribution & Retail 3.3%
Kroger (1)	40,836	2,753
Walmart	16,200	1,669
		4,422
Food Products 1.1%
Mondelez International	24,440	1,527
		1,527
Household Products 4.3%
Church & Dwight (1)	22,100	1,937
Clorox (1)	9,674	1,193
Colgate-Palmolive (1)	13,238	1,058
Procter & Gamble	10,500	1,613
		5,801
Total Consumer Staples		14,439
FINANCIALS 15.9%
Capital Markets 5.2%
Cboe Global Markets (1)	7,842	1,923
CME Group	9,064	2,449
S&P Global (1)	5,600	2,726
		7,098
Financial Services 3.9%
Mastercard, Class A (1)	4,278	2,433
Visa, Class A (1)	8,248	2,816
		5,249

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Insurance 6.8%
Aon, Class A	3,768	1,344
Arthur J. Gallagher (1)	10,100	3,128
Brown & Brown (1)	11,000	1,032
Marsh & McLennan	13,340	2,688
Willis Towers Watson	3,056	1,056
		9,248
Total Financials		21,595
HEALTH CARE 22.7%
Biotechnology 4.4%
AbbVie (1)	11,304	2,617
Cytokinetics (1)(2)	20,774	1,142
Gilead Sciences	19,960	2,216
		5,975
Health Care Equipment & Supplies 9.9%
Abbott Laboratories (1)	21,800	2,920
Becton Dickinson & Company	8,962	1,677
Hologic (1)(2)	30,042	2,028
Medtronic	27,200	2,590
Steris	6,008	1,487
Stryker	7,536	2,786
		13,488
Health Care Providers & Services 4.4%
Cardinal Health (1)	13,646	2,142
Cencora	6,008	1,878
McKesson	2,444	1,888
		5,908
Life Sciences Tools & Services 3.0%
Danaher	6,924	1,373
Thermo Fisher Scientific	5,500	2,667
		4,040
Pharmaceuticals 1.0%
Johnson & Johnson (1)	7,536	1,397
		1,397
Total Health Care		30,808
INDUSTRIALS & BUSINESS SERVICES 19.3%
Aerospace & Defense 5.8%
General Dynamics (1)	3,972	1,354
L3Harris Technologies (1)	7,740	2,364
Lockheed Martin (1)	5,702	2,846
Northrop Grumman	2,138	1,303
		7,867

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 8.0%
Cintas (1)	10,500	2,155
Republic Services (1)	9,368	2,150
Rollins	31,162	1,830
Veralto	9,470	1,010
Waste Connections	7,230	1,271
Waste Management	10,700	2,363
		10,779
Industrial Conglomerates 1.2%
Roper Technologies (1)	3,360	1,676
		1,676
Machinery 2.2%
Fortive	13,850	678
Otis Worldwide (1)	25,154	2,300
		2,978
Professional Services 2.1%
Automatic Data Processing	3,564	1,046
Booz Allen Hamilton Holdings (1)	18,126	1,812
		2,858
Total Industrials & Business Services		26,158
INFORMATION TECHNOLOGY 3.0%
Software 3.0%
Microsoft (1)	2,648	1,371
PTC (1)(2)	8,146	1,654
Workday (1)(2)	4,378	1,054
Total Information Technology		4,079
MATERIALS 2.0%
Chemicals 2.0%
Linde	5,804	2,757
Total Materials		2,757
REAL ESTATE 5.8%
Specialized REITs 5.8%
American Tower, REIT	15,072	2,899
Crown Castle, REIT	21,400	2,065
SBA Communications, REIT (1)	14,562	2,815
Total Real Estate		7,779
UTILITIES 16.3%
Electric Utilities 10.4%
Alliant Energy (1)	21,600	1,456
American Electric Power (1)	12,220	1,375
Duke Energy (1)	20,164	2,495

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Evergy (1)	18,636	1,417
Exelon (1)	26,478	1,192
FirstEnergy (1)	54,278	2,487
PPL	47,456	1,763
Southern	19,552	1,853
		14,038
Multi-Utilities 5.9%
Ameren	16,000	1,670
CenterPoint Energy (1)	50,000	1,940
DTE Energy	18,840	2,665
WEC Energy Group	14,970	1,715
		7,990
Total Utilities		22,028
Total Common Stocks (Cost $134,846)		136,539
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4)	396,319	396
Total Short-Term Investments (Cost $396)		396
Total Investments in Securities 101.1% of Net Assets (Cost $135,242)		$136,935
Other Assets Less Liabilities (1.1%)		(1,439)
Net Assets 100.0%		$135,496

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2)	Non-income producing.
(3)	Seven-day yield
(4)	Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (1.1)%
Exchange-Traded Options Written (1.1)%

Description	Contracts	Notional Amount	$ Value
Abbott Laboratories, Call, 10/17/25 @ $135.00	3	40	(1)
Abbott Laboratories, Call, 10/17/25 @ $140.00	215	2,880	(23)
AbbVie, Call, 10/17/25 @ $220.00	1	23	(1)
AbbVie, Call, 10/17/25 @ $230.00	111	2,570	(48)
AbbVie, Call, 10/17/25 @ $235.00	1	23	—
Alliant Energy, Call, 10/17/25 @ $67.50	212	1,429	(24)
Alliant Energy, Call, 10/17/25 @ $70.00	4	27	—
Ameren, Call, 10/17/25 @ $105.00	158	1,649	(18)
Ameren, Call, 10/17/25 @ $110.00	2	21	—
American Electric Power, Call, 10/17/25 @ $115.00	122	1,372	(8)
American Tower, Call, 10/17/25 @ $200.00	150	2,885	(17)
Aon PLC, Call, 10/17/25 @ $380.00	37	1,319	(3)
Arthur J Gallagher & Company, Call, 10/17/25 @ $310.00	99	3,066	(66)
Arthur J Gallagher & Company, Call, 10/17/25 @ $320.00	2	62	(1)
Automatic Data Processing, Call, 10/17/25 @ $300.00	35	1,027	(7)
Becton Dickinson & Company, Call, 10/17/25 @ $205.00	83	1,553	(5)
Becton Dickinson & Company, Call, 10/17/25 @ $215.00	4	75	—
Becton Dickinson & Company, Call, 12/19/25 @ $210.00	2	37	(1)
Booz Allen Hamilton Holdings, Call, 10/17/25 @ $105.00	3	30	—
Booz Allen Hamilton Holdings, Call, 10/17/25 @ $110.00	178	1,779	(7)
Brown & Brown, Call, 10/17/25 @ $95.00	109	1,022	(19)
Brown & Brown, Call, 10/17/25 @ $100.00	1	9	—
Cardinal Health, Call, 10/17/25 @ $160.00	135	2,119	(27)
Cardinal Health, Call, 10/17/25 @ $162.50	1	16	—
Cboe Global Markets, Call, 10/17/25 @ $240.00	76	1,864	(60)
Cboe Global Markets, Call, 10/17/25 @ $250.00	1	25	—
Cboe Global Markets, Call, 10/17/25 @ $255.00	1	25	—
Cencora, Call, 10/17/25 @ $310.00	59	1,844	(53)
Cencora, Call, 10/17/25 @ $320.00	1	31	—
CenterPoint Energy, Call, 10/17/25 @ $40.00	500	1,940	(15)
Church & Dwight, Call, 10/17/25 @ $90.00	4	35	—
Church & Dwight, Call, 10/17/25 @ $95.00	217	1,902	(11)
Cintas, Call, 10/17/25 @ $210.00	104	2,135	(9)
Cintas, Call, 10/17/25 @ $215.00	1	21	—
Clorox, Call, 10/17/25 @ $130.00	96	1,184	(6)
CME Group, Call, 10/17/25 @ $270.00	88	2,378	(50)
CME Group, Call, 10/17/25 @ $280.00	2	54	—
Colgate-Palmolive, Call, 10/17/25 @ $85.00	132	1,055	(2)
Crown Castle, Call, 10/17/25 @ $100.00	214	2,065	(17)
Cytokinetics, Call, 10/17/25 @ $75.00	207	1,138	(4)
Danaher, Call, 10/17/25 @ $205.00	1	20	—
Danaher, Call, 10/17/25 @ $220.00	68	1,348	(3)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
DTE Energy, Call, 10/17/25 @ $140.00	185	2,616	(54)
DTE Energy, Call, 10/17/25 @ $145.00	3	42	—
Duke Energy, Call, 10/17/25 @ $125.00	197	2,438	(24)
Duke Energy, Call, 10/17/25 @ $130.00	4	49	—
Evergy, Call, 10/17/25 @ $75.00	183	1,391	(32)
Evergy, Call, 10/17/25 @ $77.50	3	23	—
Exelon, Call, 10/17/25 @ $46.00	264	1,188	(8)
FirstEnergy, Call, 10/17/25 @ $45.00	528	2,419	(69)
FirstEnergy, Call, 10/17/25 @ $46.00	9	41	(1)
FirstEnergy, Call, 10/17/25 @ $48.00	5	23	—
Fortive, Call, 10/17/25 @ $50.00	4	20	—
Fortive, Call, 10/17/25 @ $55.00	14	69	—
Fortive, Call, 11/21/25 @ $55.00	1	5	—
Fortive, Call, 12/19/25 @ $55.00	119	583	(10)
General Dynamics, Call, 10/17/25 @ $340.00	39	1,330	(20)
Gilead Sciences, Call, 10/17/25 @ $120.00	199	2,209	(10)
Hologic, Call, 10/17/25 @ $67.50	2	13	—
Hologic, Call, 10/17/25 @ $70.00	298	2,011	(31)
Johnson & Johnson, Call, 10/17/25 @ $185.00	74	1,372	(28)
Johnson & Johnson, Call, 10/17/25 @ $195.00	1	19	—
Kroger, Call, 10/17/25 @ $70.00	404	2,723	(17)
Kroger, Call, 10/17/25 @ $72.50	4	27	—
L3Harris Technologies, Call, 10/17/25 @ $290.00	2	61	(3)
L3Harris Technologies, Call, 10/17/25 @ $300.00	74	2,260	(69)
L3Harris Technologies, Call, 10/17/25 @ $320.00	1	31	—
Linde PLC, Call, 10/17/25 @ $500.00	58	2,755	(10)
Lockheed Martin, Call, 10/17/25 @ $480.00	2	100	(5)
Lockheed Martin, Call, 10/17/25 @ $495.00	54	2,696	(67)
Lockheed Martin, Call, 10/17/25 @ $520.00	1	50	—
Marsh & McLennan Cos., Call, 10/17/25 @ $210.00	133	2,680	(25)
Mastercard, Call, 10/17/25 @ $605.00	1	57	—
Mastercard, Call, 10/17/25 @ $615.00	41	2,332	(2)
McDonald's, Call, 10/17/25 @ $320.00	48	1,459	(2)
McKesson, Call, 10/17/25 @ $730.00	24	1,854	(111)
Medtronic PLC, Call, 10/17/25 @ $97.50	272	2,591	(19)
Microsoft, Call, 10/17/25 @ $560.00	26	1,347	(1)
Mondelez International, Call, 10/17/25 @ $65.00	11	69	—
Mondelez International, Call, 10/17/25 @ $67.50	233	1,456	(1)
Northrop Grumman, Call, 10/17/25 @ $605.00	21	1,280	(31)
Otis Worldwide, Call, 10/17/25 @ $92.50	247	2,258	(24)
Otis Worldwide, Call, 10/17/25 @ $95.00	4	37	—
PepsiCo, Call, 10/17/25 @ $150.00	191	2,682	(15)
PPL, Call, 10/17/25 @ $37.00	466	1,732	(34)
PPL, Call, 10/17/25 @ $38.00	4	15	—
PPL, Call, 10/17/25 @ $39.00	4	15	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Procter & Gamble, Call, 10/17/25 @ $160.00	2	31	—
Procter & Gamble, Call, 10/17/25 @ $165.00	103	1,583	(2)
PTC, Call, 10/17/25 @ $210.00	4	81	(1)
PTC, Call, 10/17/25 @ $220.00	5	101	—
PTC, Call, 10/17/25 @ $230.00	3	61	—
PTC, Call, 10/17/25 @ $240.00	11	223	(1)
PTC, Call, 11/21/25 @ $230.00	58	1,177	(9)
Republic Services, Call, 10/17/25 @ $240.00	93	2,134	(4)
Rollins, Call, 10/17/25 @ $57.50	298	1,750	(54)
Rollins, Call, 10/17/25 @ $60.00	13	76	(1)
Roper Technologies, Call, 10/17/25 @ $550.00	1	50	—
Roper Technologies, Call, 11/21/25 @ $570.00	32	1,596	(8)
S&P Global, Call, 10/17/25 @ $510.00	1	49	—
S&P Global, Call, 10/17/25 @ $530.00	54	2,628	(2)
S&P Global, Call, 10/17/25 @ $570.00	1	49	—
SBA Communications, Call, 10/17/25 @ $200.00	4	77	(1)
SBA Communications, Call, 10/17/25 @ $210.00	141	2,726	(11)
Service International, Call, 10/17/25 @ $82.50	5	42	(1)
Service International, Call, 10/17/25 @ $85.00	255	2,122	(22)
Southern, Call, 10/17/25 @ $95.00	192	1,820	(26)
Southern, Call, 10/17/25 @ $97.00	3	28	—
Starbucks, Call, 10/17/25 @ $95.00	119	1,007	(2)
Steris PLC, Call, 10/17/25 @ $260.00	60	1,485	(5)
Stryker, Call, 10/17/25 @ $400.00	73	2,699	(4)
Stryker, Call, 10/17/25 @ $410.00	2	74	—
Thermo Fisher Scientific, Call, 10/17/25 @ $487.50	1	48	(1)
Thermo Fisher Scientific, Call, 10/17/25 @ $510.00	54	2,619	(28)
Veralto, Call, 10/17/25 @ $115.00	91	970	(1)
Veralto, Call, 12/19/25 @ $115.00	1	11	—
Veralto, Call, 12/19/25 @ $120.00	2	21	—
Visa, Call, 10/17/25 @ $355.00	2	68	—
Visa, Call, 10/17/25 @ $360.00	80	2,731	(8)
Walmart, Call, 10/17/25 @ $105.00	157	1,618	(17)
Walmart, Call, 10/17/25 @ $110.00	5	52	—
Waste Connections, Call, 10/17/25 @ $180.00	1	18	—
Waste Connections, Call, 10/17/25 @ $185.00	69	1,213	(2)
Waste Connections, Call, 10/17/25 @ $190.00	2	35	—
Waste Management, Call, 10/17/25 @ $230.00	107	2,363	(9)
WEC Energy Group, Call, 10/17/25 @ $115.00	148	1,696	(23)
WEC Energy Group, Call, 10/17/25 @ $120.00	1	11	—
Willis Towers Watson PLC, Call, 10/17/25 @ $340.00	1	35	(1)
Willis Towers Watson PLC, Call, 10/17/25 @ $370.00	6	207	(1)
Willis Towers Watson PLC, Call, 11/21/25 @ $370.00	23	795	(12)
Workday, Call, 10/17/25 @ $250.00	2	48	(1)
Workday, Call, 10/17/25 @ $260.00	41	987	(4)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Yum! Brands, Call, 10/17/25 @ $155.00	146	2,219	(22)
Yum! Brands, Call, 10/17/25 @ $160.00	2	30	—
Total Options Written (Premiums $(804))			(1,513)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$15
Totals	$—#	$—	$15+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 9/30/25
T. Rowe Price Government Reserve Fund	$—	¤	¤	$396
	Total			$396^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $15 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $396.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Capital Appreciation Premium Income ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$136,539	$—	$—	$136,539
Short-Term Investments	396	—	—	396
Total	$136,935	$—	$—	$136,935
Liabilities
Options Written	$—	$1,513	$—	$1,513
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1176-054Q3
09/25